Commitments and contingencies - Summary of pending litigations (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Pending litigations [Line Items]
Number of claim	592
Claim amount	₩ 530,679
Return of unjust earning
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 33,096
Loss claim
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 64,748
Loss claim
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 36,436
Hwaseong Bansong-dong Construction Payment Litigation (Hyosung Heavy Industries, etc. 1)
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 25,507
Others
Pending litigations [Line Items]
Number of claim	588
Claim amount	₩ 370,892